Accounts and notes receivable, net - Movement of the allowances for credit losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movements in the allowance for doubtful accounts
Balance at beginning of the year	¥ (692,722)	¥ (650,888)	¥ (556,360)
Provision	(387,196)	(454,168)	(596,908)
Write-offs	356,263	412,334	502,380
Balance at end of the year	¥ (723,655)	¥ (692,722)	¥ (650,888)